UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

 /s/   Jon R. Persson     New York, NY/USA     May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $142,920 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLACKROCK KELSO CAPITAL CORP   COM              092533108     1007    99554 SH       SOLE                        0        0    99554
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      784    46474 SH       SOLE                        0        0    46474
CANTEL MEDICAL CORP            COM              138098108      789    30625 SH       SOLE                        0        0    30625
CENTRAL FD CDA LTD             CL A             153501101      679    30360 SH       SOLE                        0        0    30360
EXXON MOBIL CORP               COM              30231G102      201     2390 SH       SOLE                        0        0     2390
IESI BFC LTD                   COM              44951d108      287    11324 SH       SOLE                        0        0    11324
ISHARES INC                    MSCI JAPAN       464286848      528    51179 SH       SOLE                        0        0    51179
ISHARES TR                     S&P 100 IDX FD   464287101     7649   128885 SH       SOLE                        0        0   128885
ISHARES TR                     MSCI EAFE INDEX  464287465      312     5191 SH       SOLE                        0        0     5191
ISHARES TR                     RUSSELL 1000     464287622    16923   229097 SH       SOLE                        0        0   229097
ISHARES TR                     RUSSELL 2000     464287655    19941   236918 SH       SOLE                        0        0   236918
ISHARES TR                     MSCI ESG SEL SOC 464288802      564     9824 SH       SOLE                        0        0     9824
MASTERCARD INC                 CL A             57636Q104      200      795 SH       SOLE                        0        0      795
REPUBLIC SVCS INC              COM              760759100      619    20622 SH       SOLE                        0        0    20622
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848     2008    57189 SH       SOLE                        0        0    57189
SPDR S&P 500 ETF TR            TR UNIT          78462F103    55596   419311 SH       SOLE                        0        0   419311
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3285    54061 SH       SOLE                        0        0    54061
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    26476   536815 SH       SOLE                        0        0   536815
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     5072   103612 SH       SOLE                        0        0   103612